July 18, 1997
                     DREYFUS VARIABLE INVESTMENT FUND
                         SUPPLEMENT TO PROSPECTUS
                             DATED MAY 1, 1997

                 INTERNATIONAL EQUITY PORTFOLIO ONLY

        THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN THE FUND'S PROSPECTUS UNDER THE CAPTION "INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES _ INTERNATIONAL EQUITY PORTFOLIO."
        The Series may invest without restriction in companies in, or governments of, developing countries.

                   GROWTH AND INCOME PORTFOLIO ONLY

        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:
        The Series' primary portfolio manager is Douglas D. Ramos. He has held that position and has been employed by The Dreyfus Corporation, since July 1997. Prior to joining The Dreyfus Corporation, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a Senior Partner and Investment Counselor.
                                                                    VIFs071897




                                                                 July 18, 1997
                      DREYFUS VARIABLE INVESTMENT FUND _
                         GROWTH AND INCOME PORTFOLIO
                          SUPPLEMENT TO PROSPECTUS
                             DATED MAY 1, 1997
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION
CONTAINED IN THE FUND'S PROSPECTUS:
        The Series' primary portfolio manager is Douglas D. Ramos. He has held that position and has been employed by The Dreyfus Corporation, since July 1997. Prior to joining The Dreyfus Corporation, Mr. Ramos was employed by Loomis, Sayles & Company, L.P., most recently serving as a Senior Partner and Investment Counselor.
                                                                    108s071897